Loss Before Tax (Tables)	12 Months Ended
Dec. 31, 2023
Loss Before Tax [Abstract]
Schedule of Loss Before Tax	The Group’s loss before tax is arrived at after charging/(crediting):
	Notes	2023	2022	2021
		US$	US$	US$
Amortization of intangible assets (other than development costs)	11	-	187,198	192,028
Amortization of development costs	11	6,202,250	3,401,957	2,588,320
Depreciation of property and equipment	12	218,471	328,438	335,971
Depreciation of right-of-use assets	13(a)	743,956	871,157	784,029

Employee benefit expense:
Salaries, allowances and other benefits		18,392,916	26,805,750	22,792,357
Equity-settled share option expense		6,629,044	14,430,835	9,352,862
Other long-term employee benefits expense/(credit)		109,702	(4,951,482)	(240,028)
Pension scheme contributions		1,179,399	1,419,470	1,176,767
Retirement benefits expense		56,672	75,376	156,279
Less:
Amount capitalized		(1,357,537)	(2,756,415)	(3,260,037)
Government grant recognized*		(78,703)	(733,655)	(424,479)
		24,931,493	34,289,879	29,553,721

Lease payments not included in measurement of lease liabilities (included in general, administrative and other operating expenses)	13(c)	42,931	157,264	330,400
Provision for expected credit losses	14	3,757	-	53,558
Impairment of goodwill (included in general, administrative and other operating expenses)	10	-	4,382,926	-
Impairment of intangible assets (included in general, administrative and other operating expenses)	11	3,105,507	1,450,781	-
Changes in fair value of other derivative financial instruments (included in other income/expenses)	20, 21	9,536,904	1,139,938	178,859
Changes in fair value of warrant liabilities	22	47,796,528	(38,454)	-
Other equity-settled transactions (included in general, administrative and other operating expenses)	26	500,000	882,115	-
Gain on disposal of items of property and equipment, net (included in other income/expenses)		(3,690)	(4,539)	(542)
Gain on derecognition of convertible loans and bridge loan (included in other income/expenses)		-	(135,031)	-
Reversal of provision for expected credit losses	14	(1,558)	(14,242)	(26,898)
Foreign exchange differences, net		(656,605)	4,051,710	2,953,299
*	Various government grants have been received for employment support schemes in related to covid-19 and other job support schemes.